Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Commitments to purchase property, plant and equipment	€ 323	€ 478
Freehold buildings [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Leasehold land and buildings [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years (or life of lease if less)
Plant and equipment [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Estimated useful lives	2-20 years